FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 4: FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The following table present liabilities measured at fair value on a recurring basis as of June 30, 2022:

	June 30, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	-	639	-	639
Contingent consideration in connection to the acquisitions	-	-	54,720	54,720

Total financial liabilities	$-	$639	$54,720	$55,359

The following table present liabilities measured at fair value on a recurring basis as of December 31, 2021:

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$75	$-	$75

Total financial assets	$-	$75	$-	$75

Liabilities:
Contingent consideration in connection to the acquisitions	-	-	63,550	63,550

Total financial liabilities	$-	$-	$63,550	$63,550

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2021	$63,550
Payments of contingent consideration	(9,091)
Revaluation of acquisition related contingent consideration	261
Fair value as of June 30, 2022	$54,720